Intangible Assets, net	12 Months Ended
Dec. 31, 2023
Intangible Assets, net
Intangible Assets, net

Note 8 - Intangible Assets, net

Intangible assets stated at cost less accumulated depreciation amortization consisted of the following:

	December 31,	December 31,
	2023	2022
Software	$24,045	$31,126
Land use rights*	-	290,606
Patents	4,438,011	4,350,000
Subtotal	4,462,056	4,671,732
Less: Accumulated amortization	(4,249,969)	(4,486,910)
Intangible assets, net	$212,087	$184,822

*There is no private ownership of land in China. Land is usually owned by the local government and the government grants land use rights for specified terms. The Company acquired land use rights from the local government in December 2002 for period of 50 years. As of December 31, 2023 and 2022, land use rights with net book value of $nil and $179,207, respectively, were pledged as collateral for bank loans (Note 10). Amortization expense for intangible assets totaled $11,171, $8,356 and $472,140 for the years ended December 31, 2023, 2022 and 2021, respectively.